Commitment and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
15	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of September 30, 2025, please refer to a section headed “leases” set forth in the Notes to the Consolidated Financial Statements.

As of September 30, 2025 and 2024, the Company did not have any capital commitments.